Fair Value (Details) - Fair Value Level 2 - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 60,705,178	$ 45,966,750
Other investments [Member]
Assets: (market approach)
Assets recorded at fair value on a recurring basis	8,487,002	8,846,846
U.S. GSE debt securities
Assets: (market approach)
Assets recorded at fair value on a recurring basis	8,169,831	18,061,620
Agency MBS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	41,378,349	16,205,375
ABS and OAS
Assets: (market approach)
Assets recorded at fair value on a recurring basis	$ 2,669,996	$ 2,852,909